ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE - Schedule of Assets Acquired and Liabilities Assumed (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Oct. 30, 2012 Bode Gravel and Bode Concrete LLC	Oct. 30, 2012 Bode Gravel and Bode Concrete LLC Trade name	Oct. 30, 2012 Bode Gravel and Bode Concrete LLC Customer relationships	Oct. 30, 2012 Bode Gravel and Bode Concrete LLC Backlog
Business Acquisition [Line Items]
Accounts receivable			$ 7,194
Inventory			156
Property, plant and equipment			9,284
Intangible assets				1,300	13,500	800
Other assets			245
Assets acquired			32,479
Accounts payable			2,920
Accrued expenses			1,329
Deferred tax liability			3,385
Long-term incentive plan			7,000
Liabilities assumed			14,634
Goodwill	10,717	1,481	8,254
Net assets acquired			$ 26,099